Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Future Aggregate Minimum Payments Under Research And Development Commitments [Abstract]
Summary of Future Aggregate Minimum Payments Under Research and Development Commitments

Commitment for the minimum payments in relation to the non-cancellable service contracts are payable as follows:

	2021	2020
	€	€
Within one year	16,153,000	8,898,000
Later than one year but not later than five years	3,351,000	2,453,000
	19,504,000	11,351,000